Divestitures - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale of business	¥ 52,756	¥ 8,430	¥ 99,335
Pictures | HBO Latin America Venture
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceed from purchase of the Retained Interest			5,285
Gain from purchase of the Retained Interest			3,329
Devices | Small- and Medium-Sized TFT LCD Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment loss recorded in other operating (income) expense		19,187
Chemical Products Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale of business	52,756
Gain on disposal of business	¥ 9,050